INTERWOVEN, INC.
160 East Tasman Drive
San Jose, California 95134
March 14, 2008
VIA EDGAR
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: File Desk

Re:	Interwoven, Inc.
2007 Annual Report on Form 10-K File No. 000-27389
     Ladies and Gentlemen:
                    We transmit electronically for filing, pursuant to Section 13 of the Securities and Exchange Act of 1934, Interwoven, Inc.’s Annual Report on Form 10-K for year ended December 31, 2007 (the “Form 10-K”).
                    The financial statements included in the Form 10-K do not reflect a change from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.
                    If you have any questions regarding the Form 10-K, please contact William L. Hughes of Fenwick & West LLP, our outside legal counsel, at (415) 875-2479 or the undersigned at (408) 953-7010.

Very truly yours, INTERWOVEN, INC.
By:	/s/ John E. Calonico, Jr.
Senior Vice President and Chief Financial Officer

Enclosures
cc:       William L. Hughes, Esq.